UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mihaly Szigeti
Title:  Chief Compliance Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Mihaly Szigeti                 San Francisco, CA                  5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $    1,092,189
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADEPT TECHNOLOGY, INC               COM            006854202    1,124    383,719 SH       SOLE                   383,719      0    0
AOL Inc                             COM            00184X105   11,882    308,700 SH       SOLE                   308,700      0    0
AVG Technologies N.V.               COM            N07831105    3,031    217,766 SH       SOLE                   217,766      0    0
Akamai Technologies                 COM            00971T101    6,460    182,900 SH       SOLE                   182,900      0    0
Amazon.com                          COM            023135106   29,447    110,500 SH       SOLE                   110,500      0    0
APPLE INC                           COM            037833100   12,837     29,000 SH       SOLE                    29,000      0    0
APPLIED INDL TECHNOLOGIES IN        SHS            038222105    3,416    253,400 SH       SOLE                   253,400      0    0
Avago                               SHS            Y0486S104   25,273    703,979 SH       SOLE                   703,979      0    0
CARBONITE INC                       COM            141337105   22,814  2,083,502 SH       SOLE                 2,083,502      0    0
Citrix Systems                      COM            177376100   43,572    603,902 SH       SOLE                   603,902      0    0
E2OPEN INC                          COM            29788A104      429     21,500 SH       SOLE                    21,500      0    0
eBay                                COM            278642103   11,278    208,000 SH       SOLE                   208,000      0    0
EQUINIX INC                         COM            29444U502   12,979     60,000 SH       SOLE                    60,000      0    0
Exar Corporation                    COM            300645108    7,685    731,886 SH       SOLE                   731,886      0    0
Financial Select Sector SPDR Fund   SBI INT-FINL   81369Y605   18,351  1,007,800 SH       SOLE                 1,007,800      0    0
Formfactor                          COM            346375108    3,278    697,412 SH       SOLE                   697,412      0    0
Fusion io Inc                       COM            36112J107    3,240    197,900 SH       SOLE                   197,900      0    0
Google                              CL A           38259P508   19,458     24,500 SH       SOLE                    24,500      0    0
HSN INC                             COM            404303109   12,592    229,523 SH       SOLE                   229,523      0    0
HomeAway Inc.                       COM            43739Q100    3,786    116,500 SH       SOLE                   116,500      0    0
Informatica Corp.                   COM            45666Q102   20,961    608,080 SH       SOLE                   608,080      0    0
INTERXION HOLDINGS NV               SHS            N47279109   20,807    859,068 SH       SOLE                   859,068      0    0
Intuit Inc.                         COM            461202103    3,302     50,295 SH       SOLE                    50,295      0    0
InvenSense Inc.                     COM            46123D205      547     51,200 SH       SOLE                    51,200      0    0
iShares FTSE China 25 Index Fund    FTSE CHINA25   464287184    6,555    177,500 SH       SOLE                   177,500      0    0
                                    IDX
iShares Trust Russell 2000 Growth   RUSL 2000 GROW 464287648    5,737     53,300 SH       SOLE                    53,300      0    0
Jive Software                       COM            47760A108    3,149    207,192 SH       SOLE                   207,192      0    0
KLA-Tencor                          COM            482480100    3,560     67,500 SH       SOLE                    67,500      0    0
Lam Research                        COM            512807108    3,317     80,000 SH       SOLE                    80,000      0    0
Lifelock Inc                        COM            53224V100    1,001    103,900 SH       SOLE                   103,900      0    0
LinkedIn                            COM CL A       53578A108   41,638    236,500 SH       SOLE                   236,500      0    0
Marin Software                      COM            56804T106   26,035  1,752,817 SH       SOLE                 1,752,817      0    0
Nordstrom                           COM            655664100   19,710    356,880 SH       SOLE                   356,880      0    0
Nuance Communications               COM            67020Y100   17,932    888,590 SH       SOLE                   888,590      0    0
Pactera Technology International    SPONSORED ADR  695255109    6,643  1,034,800 SH       SOLE                 1,034,800      0    0
Ltd
PANDORA MEDIA INC                   COM            698354107  451,715 31,900,750 SH       SOLE                31,900,750      0    0
Priceline.com                       COMMON NEW     741503403   30,004     43,600 SH       SOLE                    43,600      0    0
Qualcomm                            COM            747525103   26,943    402,500 SH       SOLE                   402,500      0    0
RDA Microelectronics                SPONSORED ADR  749394102    7,096    767,150 SH       SOLE                   767,150      0    0
Responsys Inc                       COM            761248103    7,409    837,195 SH       SOLE                   837,195      0    0
SPDR Trust Series I                 TR UNIT        78462F103    5,953     38,000 SH       SOLE                    38,000      0    0
SALESFORCE.COM INC                  COM            79466L302   21,352    119,400 SH       SOLE                   119,400      0    0
Sensata Technologies Holding N.V.   SHS            N7902X106   10,247    311,734 SH       SOLE                   311,734      0    0
Shutterfly                          COM            82568P304    3,943     89,271 SH       SOLE                    89,271      0    0
Sina                                ORD            G81477104    6,224    128,100 SH       SOLE                   128,100      0    0
Splunk Inc                          COM            848637104    7,221    180,400 SH       SOLE                   180,400      0    0
VANTIV, INC.                        COM            92210H105    7,796    328,390 SH       SOLE                   328,390      0    0
Verisk Analytics                    CL A           92345Y106   24,642    399,900 SH       SOLE                   399,900      0    0
Visa                                COM CL A       92826C839   40,643    239,300 SH       SOLE                   239,300      0    0
Wex Inc                             COM            96208T104    7,175     91,400 SH       SOLE                    91,400      0    0
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